ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2011
ACCOUNTS RECEIVABLE, NET
5.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2010	2011
	(RMB’000)	(RMB’000)	(US$’000)

Accounts receivable	132,898	61,161	9,718
Less: Allowance for doubtful accounts	(394)	(394)	(63)

	132,504	60,767	9,655

As of December 31, 2010 and 2011, all accounts receivable were due from third party customers.

There was no movement in the allowance for doubtful accounts during the years presented.